Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 15, 2020
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
CIK	dei_EntityCentralIndexKey	0000203142
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 15, 2020
Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A